Summary of Significant Accounting Policies - Summary Of Customer Accounts Receivable And Contract Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 643,843	¥ 539,791	$ 101,033
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 434,252	¥ 788,584
Concentration Risk, Percentage	35.09%	56.80%
Customer A | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 134,292	¥ 258,060
Concentration Risk, Percentage	10.85%	18.59%
Customer B | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 190,284	¥ 411,637
Concentration Risk, Percentage	15.38%	29.65%
Customer C | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 109,676	¥ 118,887
Concentration Risk, Percentage	8.86%	8.56%